RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Balances And Transactions
a.	Balances with related parties:

	December 31,
	2018	2017

Trade accounts receivable	158	231
Trade accounts payable	170	73
Controlling shareholder loans	2,668	1,442

b.	Transactions with related parties:

	Year ended December 31,
	2018	2017	2016

Revenues	821	604	508
Purchases, general and administrative expenses	313	469	336
Interest from Loans from controlling shareholder	113	-	-